Right to Use Assets and Lease Liabilities - Operating Leases (Details) - Lessee, Operating Lease, Liability, Maturity - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Lessee, Operating Lease, Liability, Maturity [Abstract]
For the period ended December 31, 2022	$ 652,653
For the period ended December 31, 2023	888,152
For the period ended December 31, 2024	821,296
For the period ended December 31, 2025	841,600
For the period ended December 31, 2026	860,551
Thereafter	2,478,412
Total	6,542,664
Less: Present value discount	(2,407,862)
Lease liability	$ 4,134,802	$ 321,004